Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Mafco Worldwide & Merisant
Property, Plant and Equipment [Line Items]
Property and Equipment

	March 31,	December 31,
	2020	2019
	(Unaudited)
Machinery, equipment and other	$48.3	$50.1
Land, land rights, buildings and building improvements	26.8	25.1
Construction in progress	0.3	0.6
	75.4	75.8
Accumulated depreciation	(55.2)	(55.4)
	$20.2	$20.4

Property, plant, and equipment consisted of the following:

	December 31
	2019	2018
Machinery, equipment and other	$50.1	$48.1
Land, land rights, buildings and building improvements	25.1	24.1
Construction in progress	0.6	1.0
	75.8	73.2
Accumulated depreciation	(55.4)	(53.5)
	$20.4	$19.7